Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Nushares ETF Trust
Entity Central Index Key	0001635073
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000173018 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Enhanced Yield U.S. Aggregate Bond ETF
Class Name	Nuveen Enhanced Yield U.S. Aggregate Bond ETF
Trading Symbol	NUAG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Enhanced Yield U.S. Aggregate Bond ETF for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Enhanced Yield U.S. Aggregate Bond ETF	$9	0.18%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[1]
Net Assets	$ 60,513,801
Holdings Count | Holding	862
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2026)

Fund net assets	$60,513,801

Total number of portfolio holdings	862

Portfolio turnover (%)	22%

Holdings [Text Block]

(1) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
C000180107 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG 1‑5 Year U.S. Aggregate Bond ETF
Class Name	Nuveen ESG 1‑5 Year U.S. Aggregate Bond ETF
Trading Symbol	NUSA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen ESG 1‑5 Year U.S. Aggregate Bond ETF for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG 1‑5 Year U.S. Aggregate Bond ETF	$8	0.15%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[2]
Net Assets	$ 33,978,935
Holdings Count | Holding	303
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2026)

Fund net assets	$33,978,935

Total number of portfolio holdings	303

Portfolio turnover (%)	20%

Holdings [Text Block]

(1) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
C000193700 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG U.S. Aggregate Bond ETF
Class Name	Nuveen ESG U.S. Aggregate Bond ETF
Trading Symbol	NUBD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen ESG U.S. Aggregate Bond ETF for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG U.S. Aggregate Bond ETF	$8	0.15%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[3]
Net Assets	$ 474,358,075
Holdings Count | Holding	2,385
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2026)

Fund net assets	$474,358,075

Total number of portfolio holdings	2,385

Portfolio turnover (%)	5%

Holdings [Text Block]

(1) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
C000209930 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG High Yield Corporate Bond ETF
Class Name	Nuveen ESG High Yield Corporate Bond ETF
Trading Symbol	NUHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen ESG High Yield Corporate Bond ETF for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG High Yield Corporate Bond ETF	$15	0.30%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[4]
Net Assets	$ 115,959,585
Holdings Count | Holding	377
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2026)

Fund net assets	$115,959,585

Total number of portfolio holdings	377

Portfolio turnover (%)	25%

Holdings [Text Block]

(1) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
C000248461 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Plus Bond ETF
Class Name	Nuveen Core Plus Bond ETF
Trading Symbol	NCPB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Core Plus Bond ETF for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Core Plus Bond ETF	$15	0.30%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[5]
Net Assets	$ 56,940,787
Holdings Count | Holding	478
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2026)

Fund net assets	$56,940,787

Total number of portfolio holdings	478

Portfolio turnover (%)	44%

Holdings [Text Block]

(1) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
C000248462 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Preferred and Income ETF
Class Name	Nuveen Preferred and Income ETF
Trading Symbol	NPFI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Preferred and Income ETF for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Preferred and Income ETF	$29	0.56%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[6]
Net Assets	$ 129,241,930
Holdings Count | Holding	154
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2026)

Fund net assets	$129,241,930

Total number of portfolio holdings	154

Portfolio turnover (%)	9%

Holdings [Text Block]

(1) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
C000248463 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Ultra Short Income ETF
Class Name	Nuveen Ultra Short Income ETF
Trading Symbol	NUSB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Ultra Short Income ETF for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Ultra Short Income ETF	$9	0.17%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[7]
Net Assets	$ 156,312,854
Holdings Count | Holding	170
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2026)

Fund net assets	$156,312,854

Total number of portfolio holdings	170

Portfolio turnover (%)	13%

Holdings [Text Block]

(1) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
C000248464 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Sustainable Core ETF
Class Name	Nuveen Sustainable Core ETF
Trading Symbol	NSCR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Sustainable Core ETF for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Sustainable Core ETF	$23	0.45%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[8]
Net Assets	$ 6,855,263
Holdings Count | Holding	56
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2026)

Fund net assets	$6,855,263

Total number of portfolio holdings	56

Portfolio turnover (%)	51%

Holdings [Text Block]
C000255190 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen AA‑BBB CLO ETF
Class Name	Nuveen AA‑BBB CLO ETF
Trading Symbol	NCLO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen AA‑BBB CLO ETF for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen AA‑BBB CLO ETF	$13	0.25%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[9]
Net Assets	$ 150,720,845
Holdings Count | Holding	90
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2026)

Fund net assets	$150,720,845

Total number of portfolio holdings	90

Portfolio turnover (%)	50%

Holdings [Text Block]

(1) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
C000263343 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Securitized Income ETF
Class Name	Nuveen Securitized Income ETF
Trading Symbol	NSCI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Securitized Income ETF for the period of September 23, 2025 (inception) to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Securitized Income ETF	$20	0.39%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[10]
Net Assets	$ 115,114,932
Holdings Count | Holding	158
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2026)

Fund net assets	$115,114,932

Total number of portfolio holdings	158

Portfolio turnover (%)	26%

Holdings [Text Block]

(1) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
C000264202 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen High Yield Corporate Bond ETF
Class Name	Nuveen High Yield Corporate Bond ETF
Trading Symbol	NHYB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen High Yield Corporate Bond ETF for the period of September 23, 2025 (inception) to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen High Yield Corporate Bond ETF	$5	0.09%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[11]
Net Assets	$ 1,603,234,488
Holdings Count | Holding	1,647
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2026)

Fund net assets	$1,603,234,488

Total number of portfolio holdings	1,647

Portfolio turnover (%)	9%

Holdings [Text Block]

(1) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

[1]	Annualized for period less than one year.
[2]	Annualized for period less than one year.
[3]	Annualized for period less than one year.
[4]	Annualized for period less than one year.
[5]	Annualized for period less than one year.
[6]	Annualized for period less than one year.
[7]	Annualized for period less than one year.
[8]	Annualized for period less than one year.
[9]	Annualized for period less than one year.
[10]	Annualized for period less than one year.
[11]	Annualized for period less than one year.